Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000008015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		12.45%	5.67%		5.92%
C000008016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		19.20%	11.51%		9.70%
C000008017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		8.98%	2.72%		3.93%
C000008018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		15.80%	8.57%		7.83%
C000008019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		14.24%	8.33%		8.64%
C000008020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		24.69%	11.14%		7.76%
C000094038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		24.83%	11.27%		7.86%
C000094037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Average Annual Return, Percent		24.80%	11.22%		7.83%
C000094036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		24.83%	11.25%		7.86%
C000094039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Average Annual Return, Percent		24.84%	11.26%		7.87%
C000170278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Select Shares
Average Annual Return, Percent		24.85%	11.29%	9.25%
C000257760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	5.14%
Without Sales Load [Member] | C000094038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Market Price
Average Annual Return, Percent		24.60%	11.27%		7.85%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%	(0.24%)		1.90%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent		20.90%	16.69%		14.02%
Conservative Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Growth Composite Index
Average Annual Return, Percent		12.54%	5.89%		6.19%
Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Composite Index
Average Annual Return, Percent		19.31%	11.87%		10.05%
Income Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Income Composite Index
Average Annual Return, Percent		9.11%	2.89%		4.16%
Moderate Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Growth Composite Index
Average Annual Return, Percent		15.89%	8.88%		8.15%
STAR Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STAR Composite Index
Average Annual Return, Percent		16.68%	9.95%		8.85%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Average Annual Return, Percent		24.57%	11.36%	9.23%	7.86%
Bloomberg U S Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	4.90%